Income Tax (Details) - USD ($)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	$ 296,114,000	$ 296,114,000		$ 428,642,000
Deferred Tax Liabilities, Regulatory Assets	22,209,000	22,209,000		43,048,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	29,114,000	29,114,000		48,291,000
Deferred Tax Liabilities Non Regulated Liabilities	933,000	933,000		51,446,000
Deferred Tax Liabilities, Gross	348,370,000	348,370,000		571,427,000
Deferred Tax Liabilities, Net	270,526,000	270,526,000		557,081,000
Deferred Tax Assets, Regulatory Assets and Liabilities	56,470,000	56,470,000		0
Deferred Tax Assets Non Regulated Assets	17,796,000	17,796,000		0
Deferred Tax Assets, Tax Deferred Expense, Pension and Postretirement Obligations	3,512,000	3,512,000		4,493,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	66,000	66,000		9,853,000
Deferred Tax Assets, Net	77,844,000	77,844,000		14,346,000
Accumulated Deferred Investment Tax Credit	0	0		4,000
Deferred Tax Liabilities, Other	$ 270,526,000	270,526,000		557,085,000
Income Tax expense decrease after deferred depletion is realized					$ 900,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%		35.00%
Effect of TCJA		(3,376,000)		0	0
Regulatory Liability, Noncurrent	$ 586,093,000	586,093,000		349,319,000
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate		39,578,000		36,901,000	34,977,000
Income Tax Reconciliation, State and Local Income Taxes, net of federal tax benefit		5,066,000		4,844,000	4,683,000
Income Tax Reconciliation, Tax Credits, Investment		(4,000)		(41,000)	(118,000)
Income Tax Reconciliation, Differences Regulatory Commission		2,357,000		2,357,000	2,357,000
Income Tax Reconciliation, Gains on company and trust-owned life insurance		(872,000)		(594,000)	(766,000)
Effect of TCJA		(3,376,000)		0	0
Income Tax Reconciliation, Other Adjustments		(1,741,000)		(456,000)	(1,227,000)
Income Tax Expense (Benefit)		$ 41,008,000		$ 43,011,000	$ 39,906,000
Effective Income Tax Rate		36.30%		40.80%	39.90%
Tax Provision Current And Deferred [Abstract]
Current Federal Tax Expense (Benefit)		$ 19,345,000		$ 10,042,000	$ 15,056,000
Current State and Local Tax Expense (Benefit)		5,963,000		3,116,000	2,346,000
Current Income Tax Expense (Benefit)		25,308,000		13,158,000	17,402,000
Deferred Federal Income Tax Expense (Benefit)		13,869,000		25,473,000	17,659,000
Deferred State and Local Income Tax Expense (Benefit)		1,831,000		4,380,000	4,845,000
Deferred Income Tax Expense (Benefit)		15,700,000		29,853,000	22,504,000
Income Tax Expense (Benefit)		41,008,000		43,011,000	39,906,000
Tax Provision Regulated And Nonutility [Abstract]
Regulated Current Tax Expense Benefit		21,453,000		10,300,000	15,890,000
Regulated Deferred And Local Tax Expense Benefit		19,479,000		28,749,000	20,834,000
Regulated Investments And Credits Tax Expense Benefit		(4,000)		(41,000)	(118,000)
Total Tax Provision Related To Regulated Utility		40,928,000		39,008,000	36,606,000
Non Utility Current Tax Expense Benefit		3,855,000		2,859,000	1,512,000
Non Utility Deferred And Local Tax Expense Benefit		(3,775,000)		1,144,000	1,788,000
Total Tax Provision Related To Non Utility		80,000		4,003,000	3,300,000
Income Tax Expense (Benefit)		41,008,000		43,011,000	$ 39,906,000
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets [Line Items]
Deferred Tax Liabilities, Regulatory Assets	21,300,000	21,300,000		43,000,000
Deferred Tax Liabilities AFUDC [Member]
Regulatory Assets [Line Items]
Deferred Tax Liabilities, Regulatory Assets	900,000	900,000
TCJA Revaluation [Member]
Regulatory Assets [Line Items]
Deferred Tax Assets, Regulatory Assets and Liabilities	18,200,000	18,200,000
Effect of TCJA		196,400,000
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of TCJA		196,400,000
Deferred Income Tax Charge [Member]
Regulatory Assets [Line Items]
Regulatory Liability, Noncurrent	$ 213,306,000	$ 213,306,000		$ 0